Note 12 - Financial Instruments (Tables)	6 Months Ended
May 31, 2017
Note 12 - Financial Instruments Tables
Fair Value Measurements, recurring

	May 31, 2017		November 30, 2016
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	$	$	$	$
Financial Liabilities
Convertible debenture(i)	1,267,841	1,286,133	1,494,764	1,500,000

(i) The Company calculates the interest rate for the Debenture and due to related parties based on the Company’s estimated cost of raising capital and uses the discounted cash flow model to calculate the fair value of the Debenture and the amounts due to related parties.

Past Due Financing Receivables
	May 31,	November 30,
	2017	2016
	$	$

Total accounts receivable	982,809	472,474
Less allowance for doubtful accounts	—	—
Total accounts receivable, net	982,809	472,474

Not past due	929,577	427,519
Past due for more than 31 days
but no more than 60 days	3,320	3,319
Past due for more than 91 days
but no more than 120 days	49,912	41,636
Total accounts receivable, net	982,809	472,474

Contractual Obligation, Fiscal Year Maturity Schedule
	May 31, 2017
	Less than	3 to 6	6 to 9	9 months	Greater than
	3 months	months	months	to 1 year	1 year	Total
	$	$	$	$	$	$
Third parties
Accounts payable	1,952,098	—	—	—	—	1,952,098
Accrued liabilities	516,224	—	—	—	—	516,224
Capital lease obligations	3,787	—	—	—	—	3,787
Related parties
Employee costs payable	271,007	—	—	—	—	271,007
Convertible debenture (Note 5)	—	1,404,554	—	—	—	1,404,554
	2,743,116	1,404,554	—	—	—	4,147,670